Business Combinations	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Business Combinations	Business combinations
2022
Acquisition of mobile assets of Oi Group

On April 20, 2022, the closing of the transaction related to the Purchase Agreement for Acquisition of UPI Mobile Assets of Oi Group took place, and Telefónica Brasil acquired, on such date, all the shares of the company Garliava RJ Infraestrutura e Redes de Telecomunicações S.A. (Garliava), to which the mobile assets of Oi Group assigned to Telefónica Brasil had been contributed, under the segregation plan stated in the Oi Agreement (see Note 29).

The mobile assets of Oi Group finally assigned to Telefónica Brasil were the following:
•Customers: approximately 12.5 million (equivalent to 30% of the total customer base of the mobile assets of Oi Group) – according to ANATEL’s February 2022 data;

•Spectrum: 43 MHz as national population-weighted average (46% of the radiofrequency of the mobile assets of Oi Group); and

•Infrastructure: contracts for the use of approximately 2.7 thousand sites of mobile access (corresponding to 19% of the sites of the mobile assets of Oi Group).
This transaction brings benefits to the Brazilian telecommunications sector, expanding the capacity to make investments and create technological innovations in a sustainable and rational manner, contributing to the digitalization of the country through the construction and expansion of networks in cutting-edge technologies, such as 5G and fiber, which translates into services with better coverage and quality to users. In addition, the transaction has the potential to generate synergies for the Company, through the optimization of operating costs and efficient allocation of investments due to the integration of the incorporated assets.

On the date of approval of these consolidated financial statements, the Company has already concluded the report for the allocation of the purchase price. The following table presents the consideration, the fair value of the identifiable assets and the liabilities assumed at the acquisition date and the goodwill:

Millions of euros
Consideration	1,093
Intangible assets	539
Licenses	520
Customer relationships	19
Property, plant and equipment	29
Rights of use	105
Deferred tax assets	44
Trade receivables	74
Other assets	30
Cash and cash equivalents	13
Lease liabilities	(117)
Trade payables	(24)
Provisions	(221)
Other liabilities	(55)
Fair value of net assets	417
Goodwill (Note 7)	676
The fair value of the licenses has been determined using the discounted cash flow method of the Income Approach, which considers the earning capacity of the asset. The amortization period of the licenses ranges from 5 to 15 years (average period of 10.08 years).
The fair value of trade receivables amounts to 74 million euros, which does not differ from the book value consisting of a gross amount of 81 million euros, net of estimated impairment losses of 7 million euros.
At the acquisition date, contingent liabilities have been recognized at fair value in the amount of 90 million euros.
The contribution of Garliava since its inclusion in the scope of consolidation and until December 31, 2022 was 206 million euros in revenues and 1 million euros in profit for the period. The information is only available since the mobile assets of Oi assigned to Telefónica Brasil were contributed to Garliava. Consequently, it is not practicable to calculate these impacts as if the transaction had taken place on January 1, 2022.
On September 17, 2022, Telefónica Brasil, together with Claro S.A. and TIM S.A. ("Buyers"), notified Oi, pursuant to the Agreement, about (i) the determination of the post-closing price adjustment in benefit of the Buyers; and (ii) the losses known to date (as defined in the Agreement) in relation to which the Buyers have indemnification rights against the Seller in the total amount of 353 million Brazilian reais, of which 64 million Brazilian reais (approximately 12 million euros) are attributable to Telefónica Brasil. The post-closing adjustment notice presents values and calculations determined with the support of a specialized company, based on the best analysis of the information received and understanding of the Agreement, totaling the maximum amount of 3,187 million Brazilian reais for the price adjustment on behalf of the Buyers. From the price adjustment amount calculated, the amount attributable to Telefónica Brasil is equivalent to up to 1,075 million Brazilian reais (approximately 204 million euros), part of which (488 million Brazilian reais, approximately 93 million euros) is guaranteed by the retention of 10% on the amount paid for the acquisition (see Note 2). On October 3, 2022, Telefónica Brasil, together with Claro S.A. and TIM S.A., started the arbitration procedure against the Seller (see Note 29.c).
The Buyers made a judicial deposit of the amount withheld from the updated purchase price (see Note 15), until the dispute arising from the price adjustment is resolved by arbitration, corresponding to Telefónica Brazil an amount of 522 million reais at December 31, 2022 (approximately 94 million euros).
Acquisition of Incremental
On March 21, 2022, Telefónica Telefónica Tech UK & Ireland, Ltd completed the acquisition of 100% of the shares of the British group Perpetual TopCo, Limited and affiliates (Incremental), one of Microsoft's fastest-growing business partners in the UK, for a 104 million euros consideration (including potential contingent payments linked to its future performance). In addition, at the closing of the transaction a payment was made in the amount of 91 million euros to cancel payment obligations of the acquired companies.

With this acquisition, the Group significantly increased its scale and competencies in Microsoft technologies.

At the date of preparation of these consolidated financial statements, the purchase price allocation is provisional. The following table presents the consideration, the fair value of assets and liabilities identified at the acquisition date and the preliminary goodwill:

Millions of euros
Share purchase price	104
Payment obligations cancelled	91
Total	195
Intangible assets	24
Customer relationships	23
Other intangible assets	1
Property, plant and equipment	1
Rights of use	1
Accounts receivable	11
Other assets	1
Cash and cash equivalents	9
Lease liabilities	(2)
Accounts payable	(3)
Deferred tax liabilities	(6)
Other liabilities	(11)
Fair value of net assets	25
Preliminary goodwill (Note 7)	170

The contribution of Incremental to the profit for the year, after the impact of the amortization of the assets identified in the purchase price allocation, has been a 1 million euro profit.

Acquisition of BE-terna
On June 9, 2022, Telefónica Cybersecurity & Cloud Tech, S.L.U. completed the acquisition of 100% of the shares of the German group BE-terna Acceleration Holding GmbH and affiliates ("BE-terna Group"), for a 191 million euros consideration (including potential contingent payments linked to its future performance). In addition, at the closing of the transaction a payment was made in the amount of 162 million euros to cancel payment obligations of the acquired companies.

BE-terna Group has a highly qualified team of more than 1,000 employees in 28 locations in Germany, Austria, Switzerland, the Adriatic region and the Nordic countries, among other markets. With this acquisition, the Group significantly enriches its geographic scale and its professional and managed services capabilities across Europe.

At the date of preparation of these consolidated financial statements, the purchase price allocation is provisional. The following table presents the consideration, the fair value of assets and liabilities identified at the acquisition date and the preliminary goodwill:

Millions of euros
Share purchase price	191
Payment obligations cancelled	162
Total	353
Intangible assets	77
Customer relationships	57
Other intangible assets	20
Property, plant and equipment	6
Right of use	5
Accounts receivable	19
Other assets	12
Cash and cash equivalents	17
Lease liabilities	(5)
Trade payables	(9)
Deferred tax liabilities	(21)
Current tax payables	(6)
Other liabilities	(21)
Fair value of net assets	74
Preliminary goodwill (Note 7)	279
The contribution of BE-terna Group to the profit for the year, after the impact of the amortization of the assets identified in the purchase price allocation, has been a 3 million euros loss.
2021
Acquisition of Cancom
On July 29, 2021, Telefónica Cybersecurity & Cloud Tech, S.L.U. reached an agreement with Cancom Group for the acquisition of 100% of the shares of the British company Cancom Ltd.
Cancom Ltd (currently called Telefónica Tech UK & Ireland Ltd.) is a company that provides end-to-end advanced cloud and cybersecurity services in the United Kingdom and Ireland.
The following table presents the transaction, fair value of assets and liabilities identified at the acquisition moment, and the goodwill generated:

Millions of euros
Enterprise value	398
Adjustments of debt and cash	(127)
Consideration (share purchase price)	271
Intangible assets	108
Customer relationships	107
Other intangible assets	1
Property, plant and equipment	15
Rights of use	8
Other non-current assets	6
Other current assets	45
Deferred tax assets	2
Cash and cash equivalents	19
Deferred tax liabilities	(27)
Other non-current liabilities	(140)
Other current liabilities	(49)
Fair value of net assets	(13)
Goodwill (Note 7)	284

In addition, at the closing of the transaction a payment was made in the amount of 122 million euros to cancel accounts payable of the acquired companies to Cancom Group.
Customer relationships were valued using the MEEM (“Multiple Excess Earnings Method”), which is based on calculating the discounted cash flows reflecting the economic benefits attributable to the customer base after consideration of all value contributions of other assets.
The contribution of Cancom Ltd to the profit for the year 2021, after the impact of the amortization of the assets identified in the purchase price allocation, was a 4 million euros loss.